Risk management (Details 3) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	$ 52	$ 96
Commodity Derivatives [Member]
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	$ 52	$ 96